Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000017636 | Southeast Alabama, Energy AuthorityERBFalse510/01/2030
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017636 | Wisconsin State, Public Finance AuthorityRBDuke Energy Progress ProjectFalse3.710/01/2046
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017636 | Massachusetts State, Development Finance AgencyRBDana Farber Cancer InstituteFalse512/01/2042
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017636 | New Jersey State, Tobacco Settlement FinancingARBFalse506/01/2035
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017636 | Massachusetts State, Development Finance AgencyRBBeth Israel Lahey HealthFalse5.2507/01/2044
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Pennsylvania State, Economic Development Financing AuthorityRBPENNDOT Major Bridges ProjectFalse506/30/2034
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | King County, Public Hospital District No. 1GOFalse512/01/2027
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Southeast Alabama, Energy AuthorityBRBCooperative DistrictFalse509/01/2033
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | California State, Community Choice Financing AuthorityB-1RBClean Energy ProjectFalse402/01/2052
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Texas State, Municipal Gas Acquisition & Supply IVBRBFalse5.501/01/2054
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Southeast Alabama, Energy AuthorityERBFalse510/01/2030
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147417 | Wisconsin State, Public Finance AuthorityRBDuke Energy Progress ProjectFalse3.710/01/2046
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147417 | Massachusetts State, Development Finance AgencyRBDana Farber Cancer InstituteFalse512/01/2042
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147417 | New Jersey State, Tobacco Settlement FinancingARBFalse506/01/2035
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147417 | Massachusetts State, Development Finance AgencyRBBeth Israel Lahey HealthFalse5.2507/01/2044
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Pennsylvania State, Economic Development Financing AuthorityRBPENNDOT Major Bridges ProjectFalse506/30/2034
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | King County, Public Hospital District No. 1GOFalse512/01/2027
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Southeast Alabama, Energy AuthorityBRBCooperative DistrictFalse509/01/2033
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | California State, Community Choice Financing AuthorityB-1RBClean Energy ProjectFalse402/01/2052
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Texas State, Municipal Gas Acquisition & Supply IVBRBFalse5.501/01/2054
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017624 | Southeast Alabama, Energy AuthorityERBFalse510/01/2030
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | Kentucky Public Energy AuthorityARBFalse5.2506/01/2055
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017624 | City of Andover KansasAGOFalse3.510/01/2028
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017624 | City of Lawrence KansasIGOFalse305/01/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017624 | Dallas City, Housing Finance Corporation, Multifamily Housing RevenueRBWaterford at GoldmarkFalse3.301/01/2043
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | Georgia State, Main Street Natural GasCRBFalse403/01/2050
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | TennergyRBFalse510/01/2054
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017624 | Alachua County, Housing Finance AuthorityRBFalse3.312/01/2029
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | Salt Verde Financial CorpRBGas RevenueFalse5.2512/01/2027
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | Board of Cooperative Educational Services of Second Supervisory DistrictRBFalse3.7506/30/2027
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Southeast Alabama, Energy AuthorityERBFalse510/01/2030
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Kentucky Public Energy AuthorityARBFalse5.2506/01/2055
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147411 | City of Andover KansasAGOFalse3.510/01/2028
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147411 | City of Lawrence KansasIGOFalse305/01/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147411 | Dallas City, Housing Finance Corporation, Multifamily Housing RevenueRBWaterford at GoldmarkFalse3.301/01/2043
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | Georgia State, Main Street Natural GasCRBFalse403/01/2050
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | TennergyRBFalse510/01/2054
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147411 | Alachua County, Housing Finance AuthorityRBFalse3.312/01/2029
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Salt Verde Financial CorpRBGas RevenueFalse5.2512/01/2027
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Board of Cooperative Educational Services of Second Supervisory DistrictRBFalse3.7506/30/2027
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017631 | California State, Community Choice Financing AuthorityB-1RBClean Energy ProjectFalse402/01/2052
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017631 | Los Angeles, Department of Water & PowerERBWater System RevenueFalse507/01/2035
Holdings [Line Items]
Percent of Total Investments	3.10%
C000017631 | California StateGOFalse510/01/2035
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017631 | California StateGOFalse511/01/2031
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017631 | Burbank-Glendale-Pasadena Airport Authority Brick CampaignBRBFalse507/01/2032
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017631 | Los Angeles, Department of AirportsBRBFalse505/15/2033
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017631 | California State, Community Choice Financing AuthorityRBClean Energy ProjectFalse501/01/2055
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017631 | California State, Health Facilities Financing Authority2006-CRBKaiser Permanente ProjectFalse506/01/2041
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017631 | California State, Statewide Communities Development Authority2004-MRBKaiser Permanente ProjectFalse504/01/2038
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017631 | California StateGOFalse408/01/2034
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | California State, Community Choice Financing AuthorityB-1RBClean Energy ProjectFalse402/01/2052
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147416 | Los Angeles, Department of Water & PowerERBWater System RevenueFalse507/01/2035
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147416 | California StateGOFalse510/01/2035
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147416 | California StateGOFalse511/01/2031
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147416 | Burbank-Glendale-Pasadena Airport Authority Brick CampaignBRBFalse507/01/2032
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147416 | Los Angeles, Department of AirportsBRBFalse505/15/2033
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147416 | California State, Community Choice Financing AuthorityRBClean Energy ProjectFalse501/01/2055
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147416 | California State, Health Facilities Financing Authority2006-CRBKaiser Permanente ProjectFalse506/01/2041
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147416 | California State, Statewide Communities Development Authority2004-MRBKaiser Permanente ProjectFalse504/01/2038
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147416 | California StateGOFalse408/01/2034
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017627 | Massachusetts State, Development Finance AgencyTRBChildren's HospitalFalse503/01/2034
Holdings [Line Items]
Percent of Total Investments	5.60%
C000017627 | Massachusetts StateCGOFalse510/01/2033
Holdings [Line Items]
Percent of Total Investments	4.60%
C000017627 | Massachusetts Development Finance AgencyRBFalse512/01/2038
Holdings [Line Items]
Percent of Total Investments	3.30%
C000017627 | Massachusetts Bay, Transportation AuthorityARBFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017627 | BostonAGOFalse411/01/2031
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017627 | Massachusetts State, Development Finance AgencyBRBHarvard UniversityFalse402/15/2036
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017627 | Massachusetts State, Development Finance AgencyRBBabson CollegeFalse510/01/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017627 | Massachusetts State, Development Finance AgencyRBAmherst CollegeFalse511/01/2055
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017627 | Massachusetts State, Development Finance AgencyRBTrustees of Deerfield AcademyFalse510/01/2032
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017627 | Massachusetts Water Resources AuthorityCRBFalse508/01/2038
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147413 | Massachusetts State, Development Finance AgencyTRBChildren's HospitalFalse503/01/2034
Holdings [Line Items]
Percent of Total Investments	5.60%
C000147413 | Massachusetts StateCGOFalse510/01/2033
Holdings [Line Items]
Percent of Total Investments	4.60%
C000147413 | Massachusetts Development Finance AgencyRBFalse512/01/2038
Holdings [Line Items]
Percent of Total Investments	3.30%
C000147413 | Massachusetts Bay, Transportation AuthorityARBFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147413 | BostonAGOFalse411/01/2031
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147413 | Massachusetts State, Development Finance AgencyBRBHarvard UniversityFalse402/15/2036
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147413 | Massachusetts State, Development Finance AgencyRBBabson CollegeFalse510/01/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147413 | Massachusetts State, Development Finance AgencyRBAmherst CollegeFalse511/01/2055
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147413 | Massachusetts State, Development Finance AgencyRBTrustees of Deerfield AcademyFalse510/01/2032
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147413 | Massachusetts Water Resources AuthorityCRBFalse508/01/2038
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017630 | New Jersey State, Turnpike AuthorityBRBFalse501/01/2034
Holdings [Line Items]
Percent of Total Investments	3.60%
C000017630 | Tobacco Settlement FinancingARBFalse506/01/2034
Holdings [Line Items]
Percent of Total Investments	3.30%
C000017630 | New Jersey State, Transportation Trust Fund AuthoritySRBFalse506/15/2032
Holdings [Line Items]
Percent of Total Investments	2.90%
C000017630 | New Jersey State, Transportation Trust Fund AuthorityARBFalse406/15/2035
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017630 | New Jersey State, Higher Education Student Assistance AuthorityARBFalse512/01/2033
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017630 | New York & New Jersey, Port AuthorityRBFalse511/01/2032
Holdings [Line Items]
Percent of Total Investments	2.70%
C000017630 | New York & New Jersey, Port Authority223RBFalse507/15/2033
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017630 | New Jersey State, Educational Facilities AuthorityA1RBFalse503/01/2037
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017630 | New Jersey State, Health Care Facilities Financing AuthorityRBRWJ Barnabas Health Obligated GroupFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017630 | New Jersey State, Health Care Facilities Financing AuthorityRBRWJ Barnabas Health Obligated GroupFalse507/01/2029
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147415 | New Jersey State, Turnpike AuthorityBRBFalse501/01/2034
Holdings [Line Items]
Percent of Total Investments	3.60%
C000147415 | Tobacco Settlement FinancingARBFalse506/01/2034
Holdings [Line Items]
Percent of Total Investments	3.30%
C000147415 | New Jersey State, Transportation Trust Fund AuthoritySRBFalse506/15/2032
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147415 | New Jersey State, Transportation Trust Fund AuthorityARBFalse406/15/2035
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147415 | New Jersey State, Higher Education Student Assistance AuthorityARBFalse512/01/2033
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147415 | New York & New Jersey, Port AuthorityRBFalse511/01/2032
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147415 | New York & New Jersey, Port Authority223RBFalse507/15/2033
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147415 | New Jersey State, Educational Facilities AuthorityA1RBFalse503/01/2037
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147415 | New Jersey State, Health Care Facilities Financing AuthorityRBRWJ Barnabas Health Obligated GroupFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147415 | New Jersey State, Health Care Facilities Financing AuthorityRBRWJ Barnabas Health Obligated GroupFalse507/01/2029
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | Triborough, Bridge & Tunnel AuthoritySub ARBMTA Bridges & TunnelsFalse502/01/2028
Holdings [Line Items]
Percent of Total Investments	3.10%
C000017629 | New York & New Jersey, Port AuthorityRBFalse511/01/2030
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017629 | New York City Transitional Finance Authority Future Tax Secured RevenueSub SRBFalse502/01/2039
Holdings [Line Items]
Percent of Total Investments	2.90%
C000017629 | New York State, Dormitory AuthorityARBSchool Districts Financing ProgramST AID WITHHLDGFalse510/01/2029
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | New York City Transitional Finance Authority Future Tax Secured RevenueSubRBFuture Tax SecuredFalse505/01/2037
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017629 | Suffolk, Tobacco Asset SecuritizationRBFalse406/01/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017629 | New York State, Dormitory AuthorityRBAG ST AID WITHHLDGFalse510/01/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017629 | Metropolitan Transportation AuthorityRBFalse511/15/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017629 | New York State, Dormitory AuthorityRBPresbyterian Hospital Obligated GroupFalse508/01/2035
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017629 | Trust for Cultural Resources of The City of New YorkRBFalse512/01/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147414 | Triborough, Bridge & Tunnel AuthoritySub ARBMTA Bridges & TunnelsFalse502/01/2028
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147414 | New York & New Jersey, Port AuthorityRBFalse511/01/2030
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147414 | New York City Transitional Finance Authority Future Tax Secured RevenueSub SRBFalse502/01/2039
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147414 | New York State, Dormitory AuthorityARBSchool Districts Financing ProgramST AID WITHHLDGFalse510/01/2029
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147414 | New York City Transitional Finance Authority Future Tax Secured RevenueSubRBFuture Tax SecuredFalse505/01/2037
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147414 | Suffolk, Tobacco Asset SecuritizationRBFalse406/01/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147414 | New York State, Dormitory AuthorityRBAG ST AID WITHHLDGFalse510/01/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147414 | Metropolitan Transportation AuthorityRBFalse511/15/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147414 | New York State, Dormitory AuthorityRBPresbyterian Hospital Obligated GroupFalse508/01/2035
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147414 | Trust for Cultural Resources of The City of New YorkRBFalse512/01/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017626 | Philadelphia, Industrial Development AuthorityRBThe Children's Hospital of Philadelphia ProjectFalse407/01/2035
Holdings [Line Items]
Percent of Total Investments	3.90%
C000017626 | Pennsylvania State, Higher Education Assistance AgencyRBFalse506/01/2035
Holdings [Line Items]
Percent of Total Investments	3.60%
C000017626 | Pennsylvania StateGOBAMFalse403/01/2035
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017626 | Pennsylvania StateGOFalse509/01/2032
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017626 | Philadelphia, Water & Wastewater Revenue AuthorityCRBAGCFalse509/01/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017626 | Philadelphia, Housing AuthorityRBPHADC Acquisition ProgramFalse5.2503/01/2038
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017626 | Adams County, General AuthorityRBThe Brethren Home CommunityFalse506/01/2034
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017626 | Commonwealth Financing AuthorityRBTobacco Master SettlementFalse506/01/2028
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017626 | Allegheny County, Hospital Development AuthorityRBAllegheny Health NetworkFalse504/01/2028
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017626 | Philadelphia, Water & Wastewater Revenue AuthorityCRBFalse510/01/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147412 | Philadelphia, Industrial Development AuthorityRBThe Children's Hospital of Philadelphia ProjectFalse407/01/2035
Holdings [Line Items]
Percent of Total Investments	3.90%
C000147412 | Pennsylvania State, Higher Education Assistance AgencyRBFalse506/01/2035
Holdings [Line Items]
Percent of Total Investments	3.60%
C000147412 | Pennsylvania StateGOBAMFalse403/01/2035
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147412 | Pennsylvania StateGOFalse509/01/2032
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147412 | Philadelphia, Water & Wastewater Revenue AuthorityCRBAGCFalse509/01/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147412 | Philadelphia, Housing AuthorityRBPHADC Acquisition ProgramFalse5.2503/01/2038
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147412 | Adams County, General AuthorityRBThe Brethren Home CommunityFalse506/01/2034
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | Commonwealth Financing AuthorityRBTobacco Master SettlementFalse506/01/2028
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | Allegheny County, Hospital Development AuthorityRBAllegheny Health NetworkFalse504/01/2028
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | Philadelphia, Water & Wastewater Revenue AuthorityCRBFalse510/01/2031
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047166 | U.S. Treasury NotesFalse4.2507/31/2028
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047166 | Puerto Rico, Sales Tax Financing, Sales Tax RevenueA1RBFalse007/01/2051
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047166 | Texas State, Water Development BoardARBFalse4.87510/15/2048
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047166 | Puerto RicoSub SeniorNotesFalse011/01/2051
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | North Fort Bend Water AuthorityARBFalse412/15/2044
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047166 | West Virginia State, Tobacco Settlement, Finance AuthorityBRBFalse006/01/2047
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047166 | M-S-R, Energy AuthorityCRBFalse6.511/01/2039
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | Rhode Island State, Tobacco Settlement Financing AuthorityBRBFalse506/01/2050
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | Puerto Rico, GDB Debt Recovery AuthorityRBFalse7.508/20/2040
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | Freddie Mac, Multifamily ML CertificatesML-29RBFalse4.8701/25/2043
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | U.S. Treasury NotesFalse4.2507/31/2028
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147418 | Puerto Rico, Sales Tax Financing, Sales Tax RevenueA1RBFalse007/01/2051
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147418 | Texas State, Water Development BoardARBFalse4.87510/15/2048
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147418 | Puerto RicoSub SeniorNotesFalse011/01/2051
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | North Fort Bend Water AuthorityARBFalse412/15/2044
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147418 | West Virginia State, Tobacco Settlement, Finance AuthorityBRBFalse006/01/2047
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147418 | M-S-R, Energy AuthorityCRBFalse6.511/01/2039
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | Rhode Island State, Tobacco Settlement Financing AuthorityBRBFalse506/01/2050
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | Puerto Rico, GDB Debt Recovery AuthorityRBFalse7.508/20/2040
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | Freddie Mac, Multifamily ML CertificatesML-29RBFalse4.8701/25/2043
Holdings [Line Items]
Percent of Total Investments	0.80%